Segment Information - Additional Information (Details) - Segment		9 Months Ended	12 Months Ended
	Aug. 05, 2019	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Number of operating segments	1	1		1
Number of reportable segments			1
Product Concentration Risk | Revenue Benchmark
Segment Reporting Information [Line Items]
Quantitative threshold, percentage			10.00%